Note 2 - Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, shares in Thousands, $ in Thousands, ¥ in Millions	1 Months Ended	3 Months Ended
	May 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Mar. 14, 2017 $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total		$ (14,081)	$ (47,712)
Retained Earnings (Accumulated Deficit), Ending Balance		(137,547)			$ (123,891)
Net Cash Provided by (Used in) Operating Activities, Total		(8,939)	(5,279)
Revenue from Contract with Customer, Including Assessed Tax		0	0
Cash, Cash Equivalents, and Short-term Investments, Total		21,538
Proceeds from Issuance of Common Stock			$ 50,505
Shares Issued, Price Per Share | $ / shares						$ 20
Government Grants, Current					307
Short-term Investments, Total		$ 3,188			$ 3,074
Bank Time Deposits [Member]
Short-term Investments, Maturity		1 year
Short-term Investments, Total		$ 3,188		¥ 20
Wanchun Pharma [Member]
Government Grants, Current							$ 316	¥ 2
Private Placement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues | shares	739,095
Proceeds from Issuance of Common Stock	$ 20,000
Shares Issued, Price Per Share | $ / shares	$ 27.06